Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment

	Buildings Million	Telecommunications transceivers, switching centers, transmission and other network equipment Million	Office equipment, furniture, fixtures and others Million	Total Million
Cost:
As of January 1, 2018	147,776	1,421,968	23,787	1,593,531
Transferred from construction in progress	7,624	160,654	1,616	169,894
Other additions	257	465	1,504	2,226
Disposals	(18)	(1,304)	(118)	(1,440)
Written-off	(323)	(33,168)	(1,490)	(34,981)
Exchange differences	135	236	2	373

As of December 31, 2018	155,451	1,548,851	25,301	1,729,603

As of January 1, 2019	155,451	1,548,851	25,301	1,729,603
Transferred from construction in progress	6,251	159,098	2,165	167,514
Other additions	539	1,235	911	2,685
Disposals	—	(28)	(19)	(47)
Written-off	(822)	(100,962)	(2,450)	(104,234)
Exchange differences	71	161	9	241

As of December 31, 2019	161,490	1,608,355	25,917	1,7 95 ,762

Accumulated depreciation and impairment:
As of January 1, 2018	46,820	882,529	16,153	945,502
Charge for the year	5,625	145,504	1,480	152,609
Written back on disposals	(15)	(1,297)	(116)	(1,428)
Written-off	(290)	(32,064)	(1,372)	(33,726)
Exchange differences	18	131	1	150

As of December 31, 2018	52,158	994,803	16,146	1,063,107

As of January 1, 2019	52,158	994,803	16,146	1,063,107
Charge for the year	5,983	150,243	1,817	158,043
Written back on disposals	—	(13)	(14)	(27)
Written-off	(33)	(99,027)	(1,192)	(100,252)
Exchange differences	9	49	1	59

As of December 31, 2019	58,117	1,046,055	16,758	1,120,930

Net book value:
As of December 31, 2019	103,373	562,300	9,159	674,832

As of December 31, 2018	103,293	554,048	9,155	666,496